ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Bad debt expense	$ 59,817	$ 57,480	$ 59,817	$ 2,422,457
Wildlife Specialists [Member]
Bad debt expense				$ 5,458